SUPPLEMENT DATED APRIL 19, 2017

TO PROSPECTUSES DATED APRIL 29, 2011
 FOR FUTURITY ACCUMULATOR II VARIABLE UNIVERSAL LIFE INSURANCE
 AND PROTECTOR VARIABLE UNIVERSAL LIFE INSURANCE

TO PROSPECTUS DATED NOVEMBER 3, 2008
FOR FUTURITY SURVIVORSHIP II VARIABLE UNIVERSAL LIFE INSURANCE

TO PROSPECTUS DATED MAY 1, 2008
FOR FUTURITY PROTECTOR II VARIABLE UNIVERSAL LIFE INSURANCE

ISSUED BY DELAWARE LIFE INSURANCE COMPANY OF NEW YORK
 DELAWARE LIFE VARIABLE ACCOUNT D

This supplement contains information regarding a change to an investment option that is available under your Policy.

Effective May 1, 2017, the name of the following investment option will change:

Former Name	New Name

Universal Institutional Funds, Inc. – Mid Cap Growth Portfolio	Morgan Stanley Variable Insurance Fund, Inc. Mid Cap Growth Portfolio

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.